Other current financial assets - Schedule of Other Current Financial Assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total other current financial assets	SFr 34,200	SFr 33,200
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Total other current financial assets	34,200	33,200
Other current financial assets at amortized cost | Credit cards
Disclosure of financial assets [line items]
Total other current financial assets	16,400	6,900
Other current financial assets at amortized cost | Deposits
Disclosure of financial assets [line items]
Total other current financial assets	14,600	22,500
Other current financial assets at amortized cost | Other current financial assets
Disclosure of financial assets [line items]
Total other current financial assets	3,200	3,800
Other current financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Total other current financial assets	SFr 0	SFr 0